Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021
59	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021
Up to the date of issue of these financial statements, the IASB has issued a number of amendments, and new standards which are not yet effective for the year ended December 31, 2021 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
Amendments to IAS 37, Onerous Contracts — Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle	January 1, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IFRS 3, Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 1, Classification of liabilities as current or non-current	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of accounting policies	January 1, 2023
Amendments to IAS 8, Definition of accounting estimates	January 1, 2023
Amendments to IAS 12, Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application.
So far it has concluded that except for the adoption of “
Amendments to IAS 1, Classification of Liabilities as Current or
Non-current
”, the adoption of the developments above is unlikely to have a significant impact on the consolidated financial statements.
As at December 31, 2021, if the “Amendments to IAS 1, Classification of Liabilities as Current or
Non-current”
is adopted by the Group, the convertible bonds recorded in non-current liabilities amounted to
RMB 4,984 million would be reclassified to current liabilities.